Income Taxes - A reconciliation of the U.S. federal statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefit	(6.40%)	(6.40%)
Federal and state research and development tax credits	(8.00%)	(9.90%)
Other	0.30%	0.40%
Change in deferred tax asset valuation allowance	35.10%	36.90%
Effective income tax rate	0.00%	0.00%